Income taxes (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in valuation allowance
PRC Enterprise Income tax (as a percent)	(25.00%)	25.00%	(25.00%)
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	3.68%	1.20%	13.10%
Tax credit associated with domestic fixed asset purchases (as a percent)	0.00%	0.00%	(6.70%)
Effect of tax holiday and tax differential of certain subsidiaries (as a percent)	(6.09%)	(11.50%)	(22.60%)
Effect of tax rate change (as a percent)	15.29%	(0.40%)	13.30%
Valuation allowance (as a percent)	23.54%	(1.80%)	32.10%
Total (as a percent)	11.42%	12.50%	4.20%
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect (in millions)	6,290	274,886	86,710
Per share effect - basic (in dollars per share)	0.04	1.69	0.54
Per share effect - diluted (in dollars per share)	0.04	1.61	0.54
JA Hebei
Effect of permanent differences:
Income tax reduction (as a percent)		50.00%
Preferential income tax rate (as a percent)	15.00%
JA Yangzhou
Effect of permanent differences:
Preferential income tax rate (as a percent)	15.00%
JA Lianyungang
Effect of permanent differences:
Preferential income tax rate (as a percent)	15.00%
Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year	76,174	48,990	13,417
Allowance made during the year	126,061	27,184	35,573
Balance at end of the year	202,235	76,174	48,990